[RIGHTIME LOGO]
Rightime
Family of Funds

The Rightime Fund
The Rightime Blue Chip Fund
The Rightime Social Awareness Fund
The Rightime MidCap Fund

Semiannual Report
April 30, 2000



[RIGHTIME LOGO]
Rightime
Family of Funds

Table of Contents

Portfolios

Rightime Fund                             3
Rightime Blue Chip Fund                   5
Rightime Social Awareness Fund           15
Rightime MidCap Fund                     17

Financial Statements

Statement of Assets & Liabilities        24
Statement of Operations                  25
Statement of Changes in Net Assets       26
Financial Highlights                     28

Notes to Financial Statements

Notes & Schedules                        30

Officers and Directors                   33


[RIGHTIME LOGO]                                                      April 30, 2000
Rightime                                                                 (Unaudited)
Family of Funds
                                                                  The Rightime Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
Shares                                                                   (Note 1)
-------                                                              --------------
EQUITY FUNDS: (77.43%)
             47,283  Aim Value Fund                                    $  2,409,524
             34,963  Alliance Premier Growth Fund                         1,336,286
             99,900  American Century New
                     Opportunity Fund                                     1,577,416
             95,590  Federated Capital Appreciation Fund                  2,789,320
            131,077  Federated Equity Income Fund                         2,920,391
             48,309  Fidelity Blue Chip Stock Fund                        2,933,816
             70,721  Fidelity Fund                                        2,929,279
             86,022  Fidelity Low Priced Stock Fund                       2,009,462
             41,546  Fidelity OTC Fund                                    2,847,528
            101,863  Fidelity Mid-Cap Stock Fund                          2,559,819
             90,950  IDS New Dimensions Fund                              3,376,076
            138,272  Invesco Blue Chip Growth Fund                        1,095,114
            153,749  Invesco Dynamics Fund                                4,137,395
            190,718  Invesco Equity Income Fund                           2,971,392
             73,204  Janus Fund Fund                                      3,374,709
             79,380  Janus Growth and Income Fund                         3,397,462
             98,993  Kemper Growth "A" Fund                               1,895,715
            155,714  Lord Abbett Affiliated Fund                          2,391,771
            183,655  Lord Abbett Growth and
                     Income Fund                                          1,979,798
            245,276  MAS Value Fund                                       3,132,169
            142,653  MFS MIT "A" Fund                                     2,945,792
             96,404  MFS New Discovery "A" Fund                           2,173,917
            108,749  NY "Davis" Venture Value Fund                        3,421,245
             60,918  Pioneer Fund                                         2,942,940
            167,511  Putnam Fund for Growth and
                     Income Fund                                          3,073,832
            260,374  Putnam Investors "A" Fund                            4,819,528
             42,336  Safeco Growth Fund                                   1,023,678
             85,714  T. Rowe Price Value Fund                             1,524,857
            126,702  T. Rowe Price Small Cap Value Fund                   2,356,650
             45,907  Valueline Leveraged Growth Fund                      2,723,180
            109,843  Valueline Special Situations Fund                    3,078,898
             83,610  Vanguard Equity Income Fund                          1,897,113
             60,781  Vanguard US Growth Fund                              2,695,633
                                                                      -------------
Total Equity Funds
(cost $82,007,613)                                                       86,741,705
                                                                      -------------
MONEY MARKET FUNDS: (11.76%)
          2,508,403  AIM Cash Reserves Fund                            $  2,508,403
          2,402,567  American Century Premier Fund                        2,402,567
            161,235  Delaware Cash Reserves Fund                            161,235
            385,149  Fidelity US Government Fund                            385,149
             65,247  IDS Cash Management Fund                                65,247
          5,053,998  MAS Cash Reserves Fund                               5,053,998
          1,569,287  MFS Money Market Fund                                1,569,287
             50,039  New England Cash
                     Management Fund                                         50,039
             19,250  Oppenheimer Money Market Fund                           19,250
            141,834  Pioneer Cash Reserves Fund                             141,834
            111,441  Seligman Cash Management Fund                          111,441
            711,474  Vanguard Prime Money Market Fund                       711,474
                                                                       ------------
Total Money Market Funds
(cost $13,179,924)                                                       13,179,924
                                                                      -------------

Principal
  Amount
----------

SHORT-TERM INVESTMENTS (10.72%)
Repurchase Agreement (7.15%)(b)
         $8,010,000  C.S. First Boston
                     5.80%; 5/1/00 (cost $8,010,000;
                     maturity value $8,013,872)                        $  8,010,000
                                                                      -------------
United States Treasury Bills (3.57%)(c)
          3,000,000  5.54%; 05/11/00                                      2,995,421
          1,000,000  5.49%; 05/18/00                                        997,355
                                                                      -------------
Total United States Treasury Bills
(cost $3,992,776)                                                         3,992,776
                                                                      -------------
Total Short-term Investments
(cost $12,002,776)                                                       12,002,776
                                                                      -------------
Total Investments (cost $107,190,314)
(99.91%)(a)                                                             111,924,405
Other Assets Less Liabilities (0.09%)                                       105,928
                                                                      -------------
Net Assets (100.00%)                                                   $112,030,333
                                                                      =============

(a) Aggregate cost for federal income tax purposes is $107,190,314. At
    April 30, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                        $5,396,587
    Gross unrealized depreciation                                          (662,496)
                                                                      -------------
    Net unrealized appreciation                                          $4,734,091
                                                                      =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $8,168,196 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At April 30, 2000, the market value of $3,992,776 of the U.S. Treasury
    Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 2000:
       (Contracts/delivery month/commitment)

                                                                          Unrealized
                                                                        Appreciation
                                                                       (Depreciation)
                                                                       --------------
    NASDAQ 100 Stock Index
    ($100 times premium)
    25/Jun/Long                                                          $  (682,500)
    Dow Jones 2000 Stock Index
    ($10 times premium)
    90/Jun/Long                                                             (389,500)
    S&P 400 MidCap Stock Index
    ($500 times premium)
    15/Jun/Long                                                               32,500
    Russell 2000 Stock Index
    ($500 times premium)
    10/Jun/Long                                                             (158,750)
                                                                      --------------
                                                                         $(1,198,250)
                                                                      ==============

See accompanying notes to financial statements




[RIGHTIME LOGO]                                                      April 30, 2000
Rightime                                                                 (Unaudited)
Family of Funds
                                                        The Rightime Blue Chip Fund
                                                           Portfolio of Investments
-----------------------------------------------------------------------------------
                                                                           Value
Shares                                                                    (Note 1)
-------                                                              --------------


COMMON STOCK (89.29%)
INDUSTRIALS (71.92%)

Aerospace/Defense (0.76%)
             15,971  Boeing Co.                                        $    633,849
              3,694  General Dynamics Corp.                                 216,099
              7,280  Lockheed Martin Corp.                                  181,090
              1,277  Northrop Grumman Corp.                                  90,507
              6,220  Raytheon Co. Cl. B                                     138,006
              3,489  Rockwell International Corp.                           137,379
              8,732  United Technologies Corp.                              543,021
                                                                      -------------
                                                                          1,939,951
                                                                      -------------

Aluminum (0.25%)
              4,028  Alcan Aluminium Ltd.                                   131,917
              6,765  Alcoa Inc.                                             438,879
              1,162  Reynolds Metals Co.                                     77,273
                                                                      -------------
                                                                            648,069
                                                                      -------------

Auto Parts After Market (0.09%)
              1,394  Cooper Tire & Rubber Co.                                18,819
              3,269  Genuine Parts Co.                                       85,811
              2,874  Goodyear Tire & Rubber Co.                              79,394
              1,616  ITT Industries, Inc.                                    51,005
                                                                      -------------
                                                                            235,029
                                                                      -------------

Automobiles (0.91%)
             22,206  Ford Motor Co.                                       1,214,391
             11,768  General Motors Corp.                                 1,101,779
                                                                      -------------
                                                                          2,316,170
                                                                      -------------

Beverages (Alcoholic) (0.28%)
                678  Adolph Coors Co. Class B                                34,578
              8,554  Anheuser-Busch Co., Inc.                               603,592
              1,259  Brown-Forman Corp. Class B                              68,694
                                                                      -------------
                                                                            706,864
                                                                      -------------

Beverages (Soft Drinks) (1.22%)
             45,403  Coca-Cola Co.                                        2,136,779
             26,762  PepsiCo, Inc.                                          981,831
                                                                      -------------
                                                                          3,118,610
                                                                      -------------

Biotechnology (0.58%)
             18,777  Amgen, Inc.*                                         1,051,512
              2,762  Biogen, Inc.*                                          162,440
              3,789  Pe Corp.-Biosystems Group                              227,340
              2,113  Quintiles Transnational Corp.*                          30,242
                                                                      -------------
                                                                          1,471,534
                                                                      -------------

Broadcast Media (1.37%)
             14,016  CBS Corp.*                                             823,440
              6,223  Clear Channel Communications*                          448,056
             17,033  Comcast Corp. Class A Special                          682,385
             11,250  Mediaone Group, Inc.*                                  850,781
             12,813  Viacom International Class B*                          696,707
                                                                      -------------
                                                                          3,501,369
                                                                      -------------

Building Materials (0.11%)
              8,218  Masco Corp.                                            184,391
              1,008  Owens Corning                                           18,333
              3,049  Sherwin-Williams Co.                                    75,844
                                                                      -------------
                                                                            278,568
                                                                      -------------

Chemicals (0.82%)
              4,215  Air Products & Chemicals, Inc.                         130,928
              4,031  Dow Chemical Co.                                       455,503
             19,200  E.I. du Pont de Nemours & Co.                          910,803
              1,438  Eastman Chemical                                        75,225
              2,025  Goodrich (B.F.) Co.                                     64,547
              1,955  Hercules, Inc.                                          30,425
              2,922  Praxair, Inc.                                          129,846
              4,024  Rohm & Haas Co.                                        143,355
              2,460  Union Carbide Corp.                                    145,140
                                                                      -------------
                                                                          2,085,772
                                                                      -------------

Chemicals (Diversified) (0.16%)
              2,071  Avery Dennison Corp.                                   135,909
              2,313  Engelhard Corp.                                         40,622
                562  FMC Corp.*                                              32,701
              1,261  Mallinckrodt, Inc.                                      33,889
              3,195  PPG Industries, Inc.                                   173,728
                                                                      -------------
                                                                            416,849
                                                                      -------------

Chemicals (Specialty) (0.02%)
              1,320  Grace (W.R.) & Co.                                      17,160
              1,057  Great Lakes Chemical Corp.                              28,473
                                                                      -------------
                                                                             45,633
                                                                      -------------

Commercial Services (0.19%)
              2,382  Ecolab, Inc.                                            93,047
                748  National Service Industries, Inc.                       16,082
              3,262  Omnicom Group Inc.                                     297,046
              1,280  Young & Rubicam Inc.                                    71,280
                                                                      -------------
                                                                            477,455
                                                                      -------------

Communication (Equipment/Manufacturers) (7.73%)
              5,521  ADC Telecommunications, Inc.*                          335,401
              1,481  Andrew Corp.*                                           43,597
            125,786  Cisco Systems, Inc.*                                 8,720,508
              4,764  Corning, Inc.                                          940,890
             58,595  Lucent Technologies, Inc.                            3,643,877
              3,605  Molex, Inc.                                            198,050
              6,699  Nextel Communications*                                 733,122
             26,539  Northern Telecom Ltd.                                3,005,542
             13,565  Qualcomm, Inc.*                                      1,470,955
              2,906  Scientific-Atlanta, Inc.                               189,072
              7,395  Tellabs, Inc.*                                         405,338
                                                                      -------------
                                                                         19,686,352
                                                                      -------------

Computer Hardware (1.32%)
             47,155  Dell Computer*                                       2,363,644
              2,348  Lexmark International                                  277,064
              3,968  Seagate Technology*                                    201,624
             10,895  Solectron Corp.*                                       510,022
                                                                      -------------
                                                                          3,352,354
                                                                      -------------

Computer Software (9.38%)
              6,294  3 Com Corporation*                                     248,220
              2,179  Adobe Systems, Inc.                                    263,523
              5,771  ALLTEL Corp.                                           384,493
             41,942  America Online, Inc.*                                2,508,656
              1,132  Autodesk, Inc.                                          43,440
             11,586  Automatic Data Processing, Inc.                        623,472
              4,489  BMC Software, Inc.*                                    210,141
             10,763  Computer Associates
                     International, Inc.                                    600,710
              3,076  Computer Sciences Corp.*                               250,886
              6,626  Compuware Corp.*                                        83,239
              8,654  Electronic Data Systems                                594,962
             18,704  EMC Corp.*                                           2,598,687
              7,703  First Data Corp.                                       375,040
              5,659  IMS Health, Inc.                                        96,557
             95,680  Microsoft Corp.*                                     6,673,680
              1,775  NCR Corporation                                         68,559
              5,598  Network Appliance                                      413,902
              6,004  Novell, Inc.*                                          117,828
             51,866  Oracle Corp.*                                        4,146,038
              5,054  Parametric Technology Corp.*                            41,222
              4,934  Peoplesoft, Inc.                                        68,768
                494  Shared Medical Systems Corp.                            20,470
              3,385  Silicon Graphics, Inc.*                                 24,330
             29,017  Sun Microsystems, Inc.*                              2,667,750
              7,110  Veritas Software Corp.*                                762,659
                                                                      -------------
                                                                         23,887,232
                                                                      -------------

Computer Systems (2.66%)
              1,911  Adaptec, Inc.                                           51,597
              2,972  Apple Computer, Inc.*                                  368,714
              3,350  Cabletron Systems, Inc.*                                76,631
              2,658  Ceridian Corp.*                                         57,645
              3,294  Citrix Systems *                                       201,140
             31,140  COMPAQ Computer Corp.                                  910,845
              2,806  Comverse Technology, Inc.*                             250,260
              5,819  Gateway 2000                                           321,500
             33,137  International Business
                     Machines Corp.                                       3,698,918
              4,968  Micron Technology Inc.*                                691,794
              5,709  Unisys Corp.*                                          132,377
                                                                      -------------
                                                                          6,761,421
                                                                      -------------

Conglomerates (5.39%)
              1,719  Allegheny Technologies Inc.*                            41,578
             60,314  General Electric Co.                                 9,484,376
             14,552  Honeywell International Inc.                           814,912
              7,335  Minnesota Mining &
                     Manufacturing Co.                                      634,478
              3,150  Pactiv Corporation*                                     25,791
              7,969  Seagram Co. Ltd.                                       430,326
              2,734  Textron, Inc.                                          169,337
             23,650  Time Warner, Inc.                                    2,127,022
                                                                      -------------
                                                                         13,727,820
                                                                      -------------

Containers (Metal & Glass) (0.02%)
                556  Ball Corp.                                              17,514
              2,377  Crown Cork & Seal Co., Inc.                             38,626
                                                                      -------------
                                                                             56,140
                                                                      -------------

Containers (Paper) (0.03%)
                962  Bemis Co., Inc.                                         35,414
              1,027  Temple-Inland Inc.                                      51,478
                                                                      -------------
                                                                             86,892
                                                                      -------------

Cosmetics (0.39%)
              1,024  Alberto-Culver Co. Class B                              24,192
              4,454  Avon Products, Inc.                                    184,841
             19,717  Gillette Co.                                           729,529
              1,932  International Flavors &
                     Fragrances, Inc.                                        66,533
                                                                      -------------
                                                                          1,005,095
                                                                      -------------

Electrical Equipment (0.21%)
              7,923  Emerson Electric Co.                                   434,775
              1,063  Thomas & Betts Corp.                                    32,754
              1,716  W.W. Grainger, Inc.                                     74,432
                                                                      -------------
                                                                            541,961
                                                                      -------------

Electronics (Instrumentation) (1.02%)
             18,474  Hewlett-Packard Co.                                  2,493,990
                878  Perkinelmer Inc.                                        48,070
                870  Tektronix, Inc.                                         50,322
                                                                      -------------
                                                                          2,592,382
                                                                      -------------

Electronics (Semiconductors) (6.42%)
              2,706  Advanced Micro Devices, Inc.*                          237,452
              3,285  Altera Corp.*                                          335,892
              6,430  Analog Devices, Inc.*                                  493,905
             14,069  Applied Materials, Inc.*                             1,432,400
              3,947  Conexant Systems Inc.*                                 236,327
             61,416  Intel Corp.                                          7,788,316
              3,375  KLA Instruments Corp.*                                 252,703
              4,800  Linear Technology Corp.                                274,200
              5,468  LSI Logic Corp.*                                       341,750
             13,036  Motorola, Inc.                                       1,552,099
              3,153  National Semiconductor Corp.*                          191,545
              3,143  Teradyne, Inc.*                                        345,730
             14,945  Texas Instruments, Inc.                              2,434,167
              5,906  Xilinx, Inc.*                                          432,614
                                                                      -------------
                                                                         16,349,100
                                                                      -------------

Entertainment (0.78%)
             11,342  Carnival Corp.                                         282,132
              2,363  Harrah's Entertainment, Inc.*                           48,589
             38,049  Walt Disney Co.                                      1,647,997
                                                                      -------------
                                                                          1,978,718
                                                                      -------------

Food Wholesalers (0.11%)
              2,566  SuperValu Inc.                                          53,084
              6,066  Sysco Corp.                                            228,233
                                                                      -------------
                                                                            281,317
                                                                      -------------

Foods (0.93%)
             11,161  Archer-Daniels-Midland Co.                             110,912
              5,127  Bestfoods Intl.                                        257,632
              7,838  Campbell Soup Co.                                      203,788
              7,820  Coca-Cola Enterprises, Inc.                            166,664
              9,051  ConAgra, Inc.                                          170,838
              5,536  General Mills, Inc.                                    201,372
              6,519  H.J. Heinz Co.                                         221,646
              2,544  Hershey Foods Corp.                                    115,434
              7,453  Kellogg Co.                                            182,133
              5,995  Nabisco Group Holding Corp.                             77,186
              2,459  Quaker Oats Co.                                        160,296
              5,549  Ralston-Purina Group                                    98,148
             16,707  Sara Lee Corp.                                         250,605
              2,128  Wrigley, (Wm.) Jr. Co.                                 154,014
                                                                      -------------
                                                                          2,370,668
                                                                      -------------

Gold Mining (0.12%)
              7,248  Barrick Gold Corp.                                     121,857
              3,004  Freeport-McMoRan Copper &
                     Gold Inc. Class B                                       28,914
              4,784  Homestake Mining Co.                                    28,704
              3,080  Newmont Mining Corp.                                    72,188
              5,984  Placer Dome Group, Inc.                                 48,620
                                                                      -------------
                                                                            300,283
                                                                      -------------

Hardware & Tools (0.06%)
              1,597  Black & Decker Corp.*                                   67,174
              1,076  Snap-On Inc.                                            28,447
              1,644  Stanley Works                                           48,498
                                                                      -------------
                                                                            144,119
                                                                      -------------

Health Care (Diversified) (3.32%)
             28,258  Abbott Laboratories, Inc.                            1,086,167
             24,003  American Home Products Corp.                         1,348,669
             36,466  Bristol-Myers Squibb Co.                             1,912,186
             25,578  Johnson & Johnson                                    2,110,185
              3,121  United Healthcare Corp.                                208,132
             15,785  Warner-Lambert Co.                                   1,796,530
                                                                      -------------
                                                                          8,461,869
                                                                      -------------

Health Care (Drugs) (3.92%)
              2,417  Allergan, Inc.                                         142,301
             20,046  Eli Lilly & Co.                                      1,549,806
             42,967  Merck & Co., Inc.                                    2,986,207
             71,160  Pfizer, Inc.                                         2,997,615
             23,007  Pharmacia Corp.                                      1,148,912
             27,002  Schering-Plough Corp.                                1,088,518
              1,764  Watson Pharmaceuticals, Inc.*                           79,270
                                                                      -------------
                                                                          9,992,629
                                                                      -------------

Health Care (Miscellaneous) (0.21%)
              1,877  ALZA Corp.*                                             82,705
              5,171  Cardinal Health, Inc.                                  284,728
              1,894  HCR Manor Care                                          22,610
              7,097  HEALTHSOUTH Corp.*                                      57,220
              1,170  Wellpoint Health Networks                               86,288
                                                                      -------------
                                                                            533,551
                                                                      -------------

Heavy Duty Trucks & Parts (0.13%)
                761  Cummins Engine Co., Inc.                                27,063
              3,024  Dana Corp.                                              91,854
              1,353  Eaton Corp.                                            113,652
              1,162  Navistar International Corp.*                           40,670
              1,440  Paccar, Inc.                                            68,490
                                                                      -------------
                                                                            341,729
                                                                      -------------

Homebuilding (0.02%)
              1,092  Centex Corp.                                            26,344
                877  Kaufman & Broad Home Corp.                              16,882
                795  Pulte Corp.                                             17,092
                                                                      -------------
                                                                             60,318
                                                                      -------------

Hospital Management Companies (0.18%)
             10,355  Columbia/HCA Healthcare Corp.                          294,470
              3,078  Humana, Inc.*                                           23,662
              5,734  Tenet Healthcare Corp.*                                146,217
                                                                      -------------
                                                                            464,349
                                                                      -------------

Hotel/Motel (0.11%)
              6,776  Hilton Hotels Corp.                                     57,596
              4,573  Marriott Intl (com)                                    146,336
              3,552  Mirage Resorts, Inc.*                                   72,372
                                                                      -------------
                                                                            276,304
                                                                      -------------

Household Furnishings & Appliances (0.06%)
                736  Armstrong World Industries Inc.                         14,398
              1,552  Maytag Corp.                                            53,447
              1,368  Whirlpool Corp.                                         89,091
                                                                      -------------
                                                                            156,936
                                                                      -------------

Household Products (1.09%)
              4,348  Clorox Co.                                             159,789
             10,710  Colgate-Palmolive Co.                                  611,809
              3,016  Fortune Brands                                          75,400
             24,187  Procter & Gamble Co.                                 1,442,150
             10,508  Unilever N.V. ADR                                      478,771
                                                                      -------------
                                                                          2,767,919
                                                                      -------------

Housewares (0.06%)
              5,184  Newell                                                 130,572
              1,060  Tupperware Corp.                                        20,008
                                                                      -------------
                                                                            150,580
                                                                      -------------

Machinery (Diversified) (0.26%)
                422  Briggs & Stratton Corp.                                 16,194
              6,536  Caterpillar, Inc.                                      257,764
              1,731  Cooper Industries, Inc.                                 59,395
              4,302  Deere & Co.                                            173,693
              3,007  Ingersoll-Rand Co.                                     141,141
                680  Milacron, Inc.                                          12,410
                                                                      -------------
                                                                            660,597
                                                                      -------------

Manufacturing (Diversified Industries) (0.98%)
              1,211  Crane Co.                                               32,546
              2,617  Danaher Corp.                                          149,496
              3,743  Dover Corp.                                            190,191
              5,524  Illinois Tool Works, Inc.                              353,881
              1,571  Johnson Controls, Inc.                                  99,464
                832  Millipore Corp.                                         59,644
                150  NACCO Industries, Inc. Class A                           6,731
              2,280  Pall Corp.                                              50,872
              2,061  Parker Hannifin Corp.                                   95,836
              1,138  Timkin Co.                                              21,053
             31,087  Tyco Intl Ltd.                                       1,428,059
                                                                      -------------
                                                                          2,487,773
                                                                      -------------

Manufacturing (Specialized Industries) (0.07%)
              3,608  Leggett & Platt, Inc.                                   77,121
              2,759  Owens-Illinois, Inc.*                                   37,246
              2,908  Thermo Electron Corp.*                                  56,342
                                                                      -------------
                                                                            170,709
                                                                      -------------

Medical Products & Supplies (0.95%)
              1,061  Bausch & Lomb, Inc.                                     64,058
              5,348  Baxter International Inc.                              348,288
              4,625  Becton, Dickinson & Co.                                118,516
              2,075  Biomet, Inc.*                                           74,052
              7,622  Boston Scientific Corp.*                               201,983
                941  C.R. Bard, Inc.                                         41,001
              5,650  Guidant Corp.                                          324,169
             21,956  Medtronic, Inc.                                      1,140,340
              1,854  Sigma Aldrich Corp.                                     54,461
              1,547  St. Jude Medical, Inc.*                                 48,247
                                                                      -------------
                                                                          2,415,115
                                                                      -------------

Metals Miscellaneous (0.07%)
              1,398  Fluor Corp.                                             46,920
              3,528  Inco Ltd.                                               55,125
              1,488  Phelps Dodge Corp.                                      68,820
                                                                      -------------
                                                                            170,865
                                                                      -------------

Miscellaneous (1.40%)
              1,186  American Greetings Corp. Class A                        21,496
              1,688  Brunswick Corp.                                         32,388
             12,978  Cendant Corporation*                                   200,348
              1,349  Deluxe Corp.                                            33,978
              5,803  Eastman Kodak Co.                                      324,560
              1,808  H & R Block, Inc.                                       75,597
              1,308  Harcourt General, Inc.                                  48,887
              5,564  Harley-Davidson, Inc.                                  221,517
              5,159  Interpublic Group of Cos., Inc.                        211,519
                613  Jostens Inc.                                            15,133
              1,755  Kerr-McGee Corp.                                        90,821
              1,949  Loews Corp.                                            107,439
              5,179  Mckesson HBO Inc                                        87,396
              4,543  Paychex, Inc.                                          239,075
                818  Polaroid Corp.                                          16,513
              2,324  R.R. Donnelley & Sons Co.                               49,385
              1,535  Sealed Air Corp.*                                       85,384
                329  Springs Industries Inc. Class A                         13,510
              2,235  TRW, Inc.                                              130,748
              7,992  Williams Cos., Inc.                                    298,202
              9,678  Yahoo Inc.*                                          1,260,560
                                                                      -------------
                                                                          3,564,456
                                                                      -------------

Office Equipment & Supplies (0.24%)
              2,753  Ikon Office Solutions, Inc.                             16,174
              6,053  Office Depot, Inc.*                                     63,935
              4,876  Pitney Bowes, Inc.                                     199,306
             12,211  Xerox Corp.                                            322,828
                                                                      -------------
                                                                            602,243
                                                                      -------------

Oil & Gas Drilling (0.09%)
              4,197  El Paso Energy Corp.                                   178,372
              1,697  Rowan Cos., Inc.*                                       47,410
                                                                      -------------
                                                                            225,782
                                                                      -------------

Oil (Domestic Integrated) (0.33%)
              1,667  Amerada Hess Corp.                                     106,063
              1,306  Ashland Inc.                                            44,567
              6,757  Occidental Petroleum Corp.                             144,853
              4,656  Phillips Petroleum Co.                                 220,869
              1,659  Sunoco                                                  50,288
              4,456  Unocal Corp.                                           143,984
              5,712  USX-Marathon Group                                     133,161
                                                                      -------------
                                                                            843,785
                                                                      -------------

Oil (Exploration & Production) (0.21%)
              2,344  Anadarko Petroleum Corp.                               101,818
              2,097  Apache Corp.                                           101,573
              3,998  Burlington Resources, Inc.                             157,171
              2,645  Tosco Corp.                                             84,805
              4,632  Union Pacific Resources Group, Inc.                     88,876
                                                                      -------------
                                                                            534,243
                                                                      -------------

Oil (International Integrated) (3.73%)
              9,730  BP Amoco Plc. ADR                                      496,236
             12,064  Chevron Corp.                                        1,026,948
             11,510  Conoco, Inc. Class B                                   286,311
             63,486  Exxon Mobil Corp.                                    4,932,069
             39,420  Royal Dutch Petroleum Co. ADR                        2,261,722
             10,166  Texaco Inc.                                            503,217
                                                                      -------------
                                                                          9,506,503
                                                                      -------------

Oil Well Equipment & Services (0.59%)
              6,052  Baker Hughes, Inc.                                     192,529
              8,121  Halliburton Co.                                        358,847
              1,095  McDermott International, Inc.                            8,897
             10,108  Schlumberger Ltd.                                      773,894
              3,842  Transocean Offshore                                    180,574
                                                                      -------------
                                                                          1,514,741
                                                                      -------------

Paper & Forest Products (0.70%)
              1,051  Boise Cascade Corp.                                     34,223
              1,768  Champion International Corp.                           116,246
              3,978  Fort James Corp.                                        95,223
              3,143  Georgia-Pacific Corp.                                  115,505
              7,612  International Paper Co.                                279,741
             10,213  Kimberly-Clark Corp.                                   592,992
              1,957  Louisiana-Pacific Corp.                                 26,175
              1,887  Mead Corp.                                              65,691
                532  Potlatch Corp.                                          20,981
              1,839  Vulcan Materials Co.                                    80,571
              1,844  Westvaco Corp.                                          56,934
              4,317  Weyerhaeuser Co.                                       230,690
              2,051  Williamette Industries                                  78,323
                                                                      -------------
                                                                          1,793,295
                                                                      -------------
Publishing (0.12%)
              2,957  Dun & Bradstreet Corp.                                  89,080
              3,605  McGraw-Hill Cos.                                       189,262
                945  Meredith Corp.                                          26,283
                                                                      -------------
                                                                            304,625
                                                                      -------------

Publishing (Newspapers) (0.36%)
              1,651  Dow Jones & Co., Inc.                                  107,109
              5,125  Gannett Co., Inc.                                      327,359
              1,543  Knight-Ridder, Inc.                                     75,703
              3,148  New York Times Co. Class A                             129,658
              1,103  Times Mirror Co. Class A                               107,611
              4,368  Tribune Co.                                            169,806
                                                                      -------------
                                                                            917,246
                                                                      -------------

Restaurants (0.45%)
              2,356  Darden Restaurants, Inc.*                               43,439
             24,891  McDonald's Corp.                                       948,969
              2,776  Tricon Global Restaurants *                             94,731
              2,198  Wendy's International, Inc.                             49,180
                                                                      -------------
                                                                          1,136,319
                                                                      -------------

Retail Stores (Department) (0.18%)
              1,929  Dillard's, Inc.                                         26,885
              3,860  Federated Department Stores*                           131,240
              4,786  J.C. Penney Co., Inc.                                   66,107
              6,112  May Department Stores Co.                              168,080
              2,474  Nordstrom, Inc.                                         68,808
                                                                      -------------
                                                                            461,120
                                                                      -------------

Retail Stores (Drugs) (0.22%)
                723  Longs Drug Stores, Inc.                                 16,810
              4,762  Rite Aid Corp.                                          23,810
             18,498  Walgreen Co.                                           520,256
                                                                      -------------
                                                                            560,876
                                                                      -------------

Retail Stores (Food Chains) (0.23%)
              7,787  Albertson's, Inc.                                      253,564
                705  Great Atlantic & Pacific Tea Co., Inc.                  12,910
             15,333  Kroger Co.*                                            284,619
              2,687  Winn Dixie Stores, Inc.                                 44,503
                                                                      -------------
                                                                            595,596
                                                                      -------------

Retail Stores (General Merchandise) (2.13%)
              2,037  Consolidated Stores, Inc.*                              25,335
              8,946  Kmart Corp. *                                           72,686
              6,948  Sears, Roebuck & Co.                                   254,470
              8,055  Target Corp.                                           536,161
             81,865  Wal-Mart Stores, Inc.                                4,533,274
                                                                      -------------
                                                                          5,421,926
                                                                      -------------

Retail Stores (Specialty - Apparel) (0.34%)
             15,642  Gap, Inc.                                              574,844
              3,949  Limited, Inc.                                          178,445
              5,700  TJX Cos., Inc.                                         109,369
                                                                      -------------
                                                                            862,658
                                                                      -------------

Retail Stores (Specialty) (2.20%)
              2,540  AutoZone, Inc.*                                         58,261
              2,580  Bed Bath & Beyond, Inc.*                                94,654
              3,758  Best Buy, Inc.*                                        303,458
              3,738  Circuit City Stores, Inc.                              219,841
              8,173  Costco Companies*                                      441,853
              7,203  CVS Corporation                                        313,331
             10,388  Delphi Automotive Systems                              198,671
              4,858  Dollar General Corp.                                   111,127
             42,324  Home Depot, Inc.                                     2,372,789
              5,994  Kohls Corp.*                                           287,712
              7,027  Lowes Cos., Inc.                                       347,836
              9,354  Safeway, Inc.                                          412,745
              8,634  Staples, Inc.*                                         164,586
              3,553  Tandy Corp.                                            202,521
              4,412  Toys R Us, Inc.*                                        67,283
                                                                      -------------
                                                                          5,596,668
                                                                      -------------

Shoes (0.09%)
              5,073  Nike, Inc. Class B                                     220,358
              1,034  Reebok International Ltd.*                              17,578
                                                                      -------------
                                                                            237,936
                                                                      -------------

Steel (0.06%)
              2,409  Bethlehem Steel Corp.*                                  12,948
              1,603  Nucor Corp.                                             68,929
              1,625  USX-U.S. Steel Group                                    40,727
              1,641  Worthington Industries, Inc.                            20,307
                                                                      -------------
                                                                            142,911
                                                                      -------------

Telecommunications (Long Distance) (2.91%)
             58,739  AT&T Corp.                                           2,742,377
             14,333  Global Crossing Ltd.                                   451,490
             52,180  MCI WorldCom, Inc.*                                  2,370,929
             16,020  Sprint Corp.                                           985,230
             15,844  Sprint Corp. (PCS Group)*                              871,420
                                                                      -------------
                                                                          7,421,446
                                                                      -------------

Textile (Apparel Manufacturers) (0.05%)
              1,087  Liz Claiborne, Inc.                                     50,342
                608  Russell Corp.                                           11,932
              2,171  VF Corp.                                                61,331
                                                                      -------------
                                                                            123,605
                                                                      -------------

Tobacco (0.39%)
             43,502  Philip Morris Cos., Inc.                               951,606
              3,146  UST Inc.                                                47,190
                                                                      -------------
                                                                            998,796
                                                                      -------------

Toys (0.06%)
              3,561  Hasbro, Inc.                                            56,753
              7,731  Mattel, Inc.                                            94,705
                                                                      -------------
                                                                            151,458
                                                                      -------------

Waste Management (0.08%)
              3,469  Allied Waste Industries, Inc.*                          21,248
             11,388  Waste Management, Inc.                                 180,784
                                                                      -------------
                                                                            202,032
                                                                      -------------
Total Industrial                                                        183,195,236
                                                                      -------------

TRANSPORTATION (0.59%)

Airlines (0.18%)
              2,722  AMR Corp.*                                              92,718
              2,373  Delta Air Lines, Inc.                                  125,176
              9,272  Southwest Airlines Co.                                 201,086
              1,314  USAir Group, Inc.*                                      36,546
                                                                      -------------
                                                                            455,526
                                                                      -------------

Railroads (0.29%)
              8,399  Burlington Northern Santa Fe Corp.                     202,626
              4,013  CSX Corp.                                               84,022
              2,032  Kansas City Southern Industries, Inc.                  146,050
              7,022  Norfolk Southern Corp.                                 123,763
              4,569  Union Pacific Corp.                                    192,469
                                                                      -------------
                                                                            748,930
                                                                      -------------

Transportation (Miscellaneous) (0.12%)
              5,329  Fedex Corp.                                            200,837
              1,180  Ryder System, Inc.                                      26,181
              2,380  Sabre Holdings Corp.                                    83,151
                                                                      -------------
                                                                            310,169
                                                                      -------------
Total Transportation                                                      1,514,625
                                                                      -------------

UTILITIES (5.26%)

Electric Companies (1.33%)
              2,522  Ameren Corp.                                            92,526
              3,568  American Electric Power Co., Inc.                      130,678
              2,934  Carolina Power & Light Co.                             107,274
              3,909  Central & South West Corp.                              84,776
              2,921  CINergy Corp.                                           78,137
              4,063  Consolidated Edison, Inc.                              142,967
              2,749  Constellation Energy Group                              90,889
              4,375  Dominion Resources                                     196,875
              2,667  DTE Energy Co.                                          87,011
              6,722  Duke Power Co.                                         386,515
              6,383  Edison International                                   121,676
              4,536  Entergy Corp.                                          115,384
              4,284  Firstenergy Corp.                                      108,974
              3,295  FPL Group, Inc.                                        148,893
              2,269  GPU Inc.                                                63,674
              3,443  Niagara Mohawk Power Corp.                              47,772
              2,846  Northern States Power Co.                               62,078
              3,415  PECO Energy Corp.                                      142,363
              7,059  PG & E Corporation                                     183,093
              2,641  PPL Corp.                                               63,054
              4,018  Public Service Enterprise Group Inc.                   144,146
              5,434  Reliant Energy Inc.                                    144,680
             12,375  Southern Co.                                           308,602
              5,081  Texas Utilities Co.                                    171,166
              3,998  Unicom Corp.                                           158,920
                                                                      -------------
                                                                          3,382,123
                                                                      -------------

Electric Utilities (0.23%)
              3,794  AES Corp.*                                             341,223
              2,128  CMS Energy Corp.                                        40,432
              1,805  Florida Progress Corp.                                  88,445
              2,124  New Century Energies                                    69,296
              1,558  Pinnacle West Capital Corp.                             54,725
                                                                      -------------
                                                                            594,121
                                                                      -------------

Natural Gas (0.54%)
              3,928  Coastal Corp.                                          197,137
              1,494  Columbia Gas Systems, Inc.                              93,749
                497  Eastern Enterprises                                     30,255
             13,155  Enron Corp.                                            916,739
                865  NICOR, Inc.                                             29,302
                568  Oneok, Inc.                                             14,342
                653  Peoples Energy Corp.                                    20,284
              3,755  Sempra Energy                                           69,702
                                                                      -------------
                                                                          1,371,510
                                                                      -------------

Telephone (3.16%)
             28,542  Bell Atlantic Corp.                                  1,691,114
             34,602  BellSouth Corp.                                      1,684,685
              2,568  Century Tel, Inc.                                       62,916
             17,863  GTE Corp.                                            1,210,218
             62,711  SBC Communications Inc.                              2,747,526
              9,289  U S WEST, Inc.                                         661,261
                                                                      -------------
                                                                          8,057,720
                                                                      -------------

Total Utilities                                                          13,405,474
                                                                      -------------

FINANCIAL (11.52%)

Banks (0.92%)
             13,535  Bank of New York, Inc.                                 555,781
              2,875  Comerica, Inc.                                         121,828
              5,675  Fifth Third Bancorp                                    358,234
             18,015  Firstar Corporation                                    448,123
              4,092  Northern Trust Corp.                                   262,400
              4,019  Regions Financial Corp.                                 82,138
              3,085  Southtrust Corp.                                        73,654
              2,941  State Street Boston                                    284,909
              3,212  Summit Bancorp                                          81,504
              2,593  Union Planters Corp.                                    73,414
                                                                      -------------
                                                                          2,341,985
                                                                      -------------

Brokerage (0.31%)
             15,073  Charles Schwab Corp.                                   670,748
              2,623  PaineWebber Group, Inc.                                115,084
                                                                      -------------
                                                                            785,832
                                                                      -------------

Financial Miscellaneous (3.06%)
              8,229  American Express Co.                                 1,234,865
              4,542  American General Corp.                                 254,352
             13,387  Associates First Capital                               297,024
              2,085  Bear Stearns Co., Inc.                                  89,394
              3,625  Capital One Financial Corp.                            158,594
              2,083  Countrywide Credit Industries, Inc.                     57,543
             12,779  Federal Home Loan Mortgage Corp.                       587,035
             18,841  Federal National Mortgage Assn.                      1,136,348
              8,641  Household International, Inc.                          360,762
              2,206  Lehman Brothers Holdings, Inc.                         181,030
              4,904  Marsh & McLennan Cos., Inc.                            483,350
              1,831  MBIA, Inc.                                              90,520
             14,739  MBNA Corp.                                             391,505
              6,814  Merrill Lynch & Co., Inc.                              694,602
             20,944  Morgan Stanley Dean Witter & Co.                     1,607,452
              2,924  Student Loan Marketing                                  91,558
              5,142  Synovus Financial Corp.                                 95,448
                                                                      -------------
                                                                          7,811,382
                                                                      -------------

Insurance (0.25%)
              4,891  AFLAC, Inc.                                            238,742
              4,717  Aon Corp.                                              127,654
              3,017  Cincinnati Financial Corp.                             121,623
              2,599  Equifax, Inc.                                           63,513
              1,344  Progressive Corp. of Ohio                               87,948
                                                                      -------------
                                                                            639,480
                                                                      -------------

Investment Management (0.09%)
              4,571  Franklin Resources Corp.                               147,415
              2,200  T. Rowe Price                                           83,875
                                                                      -------------
                                                                            231,290
                                                                      -------------

Life Insurance (0.23%)
              6,014  Conseco Co., Inc.                                       32,701
              1,925  Jefferson-Pilot Corp.                                  128,133
              3,594  Lincoln National Corp.                                 125,116
              2,610  Providian Financial Corp.                              229,843
              2,418  Torchmark Corp.                                         60,601
                                                                      -------------
                                                                            576,394
                                                                      -------------

Major Regional Banks (1.78%)
              7,190  Amsouth Bancorp                                        104,704
              6,385  BB&T Corp.                                             170,001
             18,155  First Union Corp.                                      578,691
             16,828  Fleet Boston Corp.                                     596,343
              4,207  Huntington Bancshares Inc.                              76,778
              8,222  KeyCorp                                                152,107
              9,350  Mellon Financial Corp.                                 300,369
             11,332  National City Corp.                                    192,644
              2,243  Old Kent Financial Corp.                                67,571
              5,404  PNC Bank Corp.                                         235,750
              5,882  SunTrust Banks, Inc.                                   298,512
             13,846  U.S Bancorp Del Com                                    281,247
              3,727  Wachovia Corp.                                         233,637
             30,350  Wells Fargo Company                                  1,246,247
                                                                      -------------
                                                                          4,534,601
                                                                      -------------

Money Center Banks (1.45%)
             21,079  Banc One Corp.                                         642,910
             31,383  Bank Of America                                      1,537,767
             15,162  Chase Manhattan Corp.                                1,092,612
              3,183  J.P. Morgan & Co., Inc.                                408,618
                                                                      -------------
                                                                          3,681,907
                                                                      -------------

Multi-Line Insurance (3.08%)
              2,629  Aetna, Inc.                                            152,154
             14,807  Allstate Corp.                                         349,816
             28,461  American International Group, Inc.                   3,121,816
              3,099  CIGNA Corp.                                            247,145
             61,983  Citigroup, Inc.                                      3,684,115
              4,074  ITT Hartford Group, Inc.                               212,612
              4,412  Unumprovident Corp.                                     75,004
                                                                      -------------
                                                                          7,842,662
                                                                      -------------

Property-Casualty Insurance (0.20%)
              3,234  Chubb Corp.                                            205,763
              1,943  MGIC Investment Corp.                                   92,900
              2,389  SAFECO Corp.                                            52,857
              4,178  St. Paul Cos., Inc.                                    148,841
                                                                      -------------
                                                                            500,361
                                                                      -------------

Savings & Loans Companies (0.15%)
              2,970  Golden West Financial Corp.                            101,351
             10,612  Washington Mutual Inc.                                 271,269
                                                                      -------------
                                                                            372,620
                                                                      -------------
Total Financial                                                          29,318,514
                                                                      -------------
Total Common Stock
(cost $126,198,351)                                                     227,433,849
                                                                      -------------

Principal
  Amount
----------
SHORT-TERM INVESTMENTS, (10.89%)
Repurchase Agreement, (5.80%)(b)
        $14,766,000  First Boston 5.80%; 5/1/00
                     (cost $14,766,000 ; maturity
                     value $14,773,137)                                  14,766,000
United States Treasury Bill (5.09%)(c)
         13,000,000  5.54%; 5/11/00 (cost $12,980,264)                   12,980,264
                                                                      -------------
Total Short-term Investments
(cost $27,746,264)                                                       27,746,264
                                                                      -------------
Total Investments (cost $153,944,615)
(100.18%)(a)                                                            255,180,113
                                                                      -------------
Liabilities Less Other Assets (-0.18%)                                     (467,555)
Net Assets (100.00%)                                                   $254,712,558
                                                                      -------------
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $153,944,615. At
    April 30, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                      $111,277,887
    Gross unrealized depreciation                                       (10,042,389)
                                                                      -------------
    Net unrealized appreciation                                        $101,235,498
                                                                      =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $15,060,518 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity.The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

(c) At April 30, 2000, the market value of $12,980,264 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

Futures contracts at April 30, 2000:
   (Contracts-$250 times premium/delivery
   month/commitment)
                                                                         Unrealized
                                                                       Depreciation
                                                                      -------------
                     S&P 500 Stock Index:
                     75/June/Long                                     $  (733,125)
                                                                      =============

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                        April 30, 2000
Rightime                                                                   (Unaudited)
Family of Funds
                                                                         The Rightime
                                                                Social Awareness Fund
                                                             Portfolio of Investments
-------------------------------------------------------------------------------------
                                                                            Value
   Shares                                                                  (Note 1)
------------                                                           --------------

COMMON STOCK (98.80%)

Banks & Money Centers (19.48%)
             26,000  Firstar Corp.                                      $     646,750
             22,000  MBNA Corp.                                               584,375
              7,000  Providian Financial Corp.                                616,437
             10,000  Suntrust Banks Inc.                                      507,500
                                                                        -------------
                                                                            2,355,062
                                                                        -------------

Computer Hardware, Software & Services (4.62%)
             10,000  Computer Associates Int.                                 558,125
                                                                        -------------

Financial (Miscellaneous) (11.34%)
              8,000  Block (H&R) Inc.                                         334,500
             12,000  Fannie Mae                                               723,750
             10,000  Student Loan Marketing                                   313,125
                                                                        -------------
                                                                            1,371,375
                                                                        -------------

Foods & Beverages (4.04%)
             20,000  Kellog Co.                                               488,750
                                                                        -------------

Food Wholesaler & Supermarkets (5.94%)
             30,000  Kroger Co.                                               556,875
              6,500  Super Valu, Inc.                                         134,469
              2,000  Wild Oats Markets Inc.                                    26,500
                                                                        -------------
                                                                              717,844
                                                                        -------------

Household Products (3.97%)
              3,000  Tupperware Corp                                           56,625
              6,500  Whirlpool Corp.                                          423,312
                                                                        -------------
                                                                              479,937
                                                                        -------------

Insurance (13.11%)
              9,500  Jefferson-Pilot Corp.                                    632,344
             15,000  Lincoln National Corp                                    522,188
              9,000  MGIC Investment Corp.                                    430,313
                                                                        -------------
                                                                            1,584,845
                                                                        -------------

Manufacturing (5.56%)
              4,200  Black & Decker Corp.                                     176,663
              3,000  Fastenal Co.                                             175,312
             15,000  Leggett & Platt                                          320,625
                                                                        -------------
                                                                              672,600
                                                                        -------------

Minning Metals / Steel (2.94%)
             10,000  Echo Bay Mines LTD                                        11,875
              8,000  Nucor Corp.                                              344,000
                                                                        -------------
                                                                              355,875
                                                                        -------------

Miscellaneous (3.69%)
              3,000  Bemis Company Inc.                                       110,437
              2,500  Cummins Engine Co. Inc.                                   88,906
              5,500  Watson Pharmaceutical Inc.                               247,156
                                                                        -------------
                                                                              446,499
                                                                        -------------

Retail Stores (Speciality) (22.11%)
              9,000  AutoZone Inc.                                            206,438
              3,000  Claire's Stores                                           55,312
             20,000  Dollar General Corp.                                     457,500
             30,000  Kmart Corp.                                              243,750
             10,000  Lowe's Companies                                         495,000
              2,500  Men's Wearhouse Inc.                                      53,594
             18,000  Sears, Roebuck and Co.                                   659,250
             25,000  Staples, Inc.                                            476,563
              3,000  Stride Rite Corp.                                         25,313
                                                                        -------------
                                                                            2,672,720
                                                                        -------------

Utilities  (2.00%)
              5,600  Keyspan Energy Corp.                                     164,500
              2,500  Peoples Energy Corp.                                      77,656
                                                                        -------------
                                                                              242,156
                                                                        -------------
Total Common Stock
(cost $12,140,257)                                                         11,945,788
                                                                        -------------

SHORT-TERM INVESTMENT (1.16%)
Repurchase Agreement (1.16%)(b)
           $140,000  C.S. First Boston
                     5.80%;5/1/00; (cost $140,000;
                     maturity value $140,068)                             $   140,000
                                                                        -------------
Total Short-term Investments
(cost $140,000)                                                               140,000
                                                                        -------------
Total Investments (cost $12,280,257)
(99.96%)(a)                                                                12,085,788
Other Assets Less Liabilities (.04%)                                            5,159
                                                                        -------------
Net Assets (100.00%)                                                      $12,090,947
                                                                        =============

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $12,280,257. At
    April 30, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                           $ 408,241
    Gross unrealized depreciation                                            (602,710)
                                                                        -------------
    Net unrealized appreciation                                             $(194,469)
                                                                        =============


(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $142,846 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements






[RIGHTIME LOGO]                                                        April 30, 2000
Rightime                                                                   (Unaudited)
Family of Funds
                                                             The Rightime Midcap Fund
                                                             Portfolio of Investments
-------------------------------------------------------------------------------------
                                                                            Value
  Shares                                                                   (Note 1)
--------------                                                         --------------


COMMON STOCK (81.72%)
INDUSTRIALS (65.18%)

Aerospace/Defense (0.37%)
              2,489  Cordant Technologies, Inc.                          $    140,940
              1,661  Precision Castparts Corp.                                 69,347
                703  Sequa Corp. Class A*                                      34,623
              2,100  Universal Corp.                                           39,638
                                                                        -------------
                                                                              284,548
                                                                        -------------

Auto Parts After Market (0.35%)
              1,485  Bandag, Inc.                                              35,454
              2,114  SPX Corp.                                                232,276
                                                                        -------------
                                                                              267,730
                                                                        -------------

Auto Parts & Equipment(0.51%)
              1,751  Arvin Industries, Inc.                                    38,084
              1,833  Borg-Warner Automotive, Inc.                              76,642
              5,005  Federal-Mogul Corp.                                       67,880
              4,549  Lear Company*                                            136,186
              4,685  Meritor Automotive Inc.                                   70,275
                                                                        -------------
                                                                              389,067
                                                                        -------------

Biotechnology (1.57%)
             12,314  Chiron Corp.*                                            557,209
              3,900  Edwards Lifesciences*                                     58,501
              5,703  Genzyme Corp.*                                           278,378
              2,978  Gilead Sciences, Inc.                                    161,370
              1,820  Incyte Pharmaceuticals Inc.*                             140,140
                                                                        -------------
                                                                            1,195,598
                                                                        -------------

Broadcast Media (2.08%)
              2,348  Chris-Craft Industries, Inc.*                            144,255
              3,684  Hispanic Broadcasting Corp.                              372,314
              3,454  Sylvan Learning Systems                                   52,026
              6,910  Univision Communications Inc.*                           754,918
              7,520  Westwood One, Inc.                                       266,020
                                                                        -------------
                                                                            1,589,533
                                                                        -------------

Building Materials (0.65%)
              1,832  Granite Construction Co.                                  43,510
              3,166  Martin Marietta Materials, Inc.                          167,798
              2,434  Southdown, Inc.                                          141,476
              3,351  USG Corp.                                                139,904
                                                                        -------------
                                                                              492,688
                                                                        -------------

Chemicals & Materials (2.25%)
              2,110  A. Schulman Inc.                                          27,166
              4,759  Airgas, Inc.*                                             27,959
              3,169  Albemarle Corp.                                           66,351
              4,482  Cabot Corp.                                              121,014
              8,062  CK Witco Corporation                                      94,729
              2,862  Cytec Industries, Inc.*                                   86,218
              1,562  Dexter Corp.                                              85,715
              5,658  Ethyl Corp.                                               17,681
              2,392  Ferro Corp.                                               54,717
              2,099  Georgia Gulf Corp.                                        50,507
                952  H.B. Fuller Co.                                           36,592
              7,760  IMC Global Inc.                                          119,795
              3,702  Lubrizol Corp.                                            94,864
              7,971  Lyondell Petrochemical Co.                               146,467
              3,315  M.A. Hanna Co.                                            38,122
                367  NCH Corp.                                                 15,873
              3,054  Olin Corp.                                                54,208
              7,322  RPM Inc. (Ohio)                                           74,135
              7,466  Solutia Inc.                                             101,724
              4,216  Waters Corporation                                       399,466
                                                                        -------------
                                                                            1,713,303
                                                                        -------------

Commercial Services (Specialized) (2.70%)
              1,803  Banta Corp.                                               35,271
             11,296  Cintas Corp.                                             447,604
             10,352  Convergys Corp.*                                         455,488
              8,312  Fiserv, Inc.*                                            381,832
              4,655  Harte-Hanks, Inc.                                        115,211
              1,757  Jacobs Engineering Group Inc.*                            55,016
              6,510  Modis Professional Services*                              49,232
              2,823  Navigant Consulting                                       28,054
              1,720  NCO Group, Inc.                                           59,125
              3,353  Ogden Corp.                                               32,901
              6,081  Robert Half International, Inc.*                         371,701
              2,039  Rollins, Inc.                                             29,311
                                                                        -------------
                                                                            2,060,746
                                                                        -------------

Communications Equipment (0.39%)
              2,675  Adtran Inc*                                              180,730
              2,221  L-3 Communications Hldgs Inc.*                           118,268
                                                                        -------------
                                                                              298,998
                                                                        -------------

Computer Hardware (2.21%)
             11,886  Jabil Circuit, Inc.                                      486,583
              5,179  Microchip Technology, Inc.*                              321,422
             11,169  Quantum Corp. - Dlt & Storage                            131,236
              8,518  Sanmina Corp.                                            511,612
              6,791  Storage Technology Corp.*                                 88,283
              3,526  Tech Data Corp.*                                         147,872
                                                                        -------------
                                                                            1,687,008
                                                                        -------------

Computer Software & Services (9.20%)
              5,825  Acxiom Corp.*                                            157,275
              3,345  Affiliated Computer Services                             110,803
             16,507  Cadence Design Systems, Inc.*                            277,524
              4,095  Cambridge Technology Partners*                            45,045
              3,713  Checkfree Holdings Corp.*                                188,667
             10,381  Comdisco, Inc.                                           322,460
             13,941  Concord EFS, Inc.*                                       311,930
              3,280  Csg Systems Intl Inc*                                    151,290
              4,298  DST Systems, Inc.                                        318,858
              4,285  Electronic Arts*                                         259,242
              5,965  Gartner Group, Inc. Class B                               64,497
             13,649  Informix Corp.*                                          150,139
             13,240  Intuit, Inc.*                                            475,812
              4,859  Keane, Inc.*                                             140,304
              5,761  Legato Systems *                                          74,533
              3,230  Macromedia Inc.*                                         281,010
              4,352  Mentor Graphics Corp.*                                    57,120
              9,437  Network Associates*                                      240,054
              1,480  Nvidia*                                                  131,905
              2,411  Policy Management Systems Corp.*                          31,946
              5,920  Rational Soft*                                           503,940
             13,067  Siebel Systems*                                        1,605,608
              2,422  Structural Dynamics Research Corp.*                       32,394
              8,693  SunGard Data Systems*                                    300,452
              5,527  Sybase Inc.*                                             111,576
              2,872  Sykes Enterprises, Inc.                                   57,440
              3,941  Symantec Corp.*                                          246,066
              4,802  Synopsys, Inc.*                                          201,684
              3,000  Titan Corp                                               128,812
              2,207  Transaction Systems Architects                            36,002
                                                                        -------------
                                                                            7,014,388
                                                                        -------------

Consumer Products (0.76%)
              3,287  Blyth Industries, Inc.                                    97,583
              2,633  Church and Dwight, Inc.                                   47,065
              7,143  Dial Corp.                                                99,556
              6,715  Energizer Holdings*                                      114,575
              7,431  R.J. Reynolds Tobacco Holdings                           154,193
              3,619  Westpoint Stevens, Inc.                                   67,856
                                                                        -------------
                                                                              580,828
                                                                        -------------

Electrical Components & Other Equipment (4.91%)
              6,507  Arrow Electronics, Inc.*                                 285,088
             14,886  Atmel Corp.*                                             728,484
              2,843  Avnet, Inc.                                              223,531
              4,445  Cirrus Logic*                                             72,787
              4,389  Hubbell Inc. Class B                                     114,388
              1,634  Magnatek*                                                 13,583
             18,530  Maxim Integrated Products, Inc.*                       1,200,976
              5,157  Sensormatic Electronics Corp.                             86,057
              8,998  Symbol Technologies, Inc.*                               501,625
              3,056  UCAR International, Inc.*                                 40,301
              5,739  Vishay Intertechnology, Inc.*                            481,401
                                                                        -------------
                                                                            3,748,221
                                                                        -------------

Electrical Equipment (1.25%)
              6,172  Integrated Device Technology, Inc.*                      296,642
              2,864  Sawtek Inc.*                                             136,935
              9,774  SCI Systems, Inc.*                                       520,466
                                                                        -------------
                                                                              954,043
                                                                        -------------

Electronic (Semiconductors) (3.70%)
              7,408  Cypress Semiconductor Corp.*                             384,753
              2,540  Micrel Inc.*                                             219,710
              7,953  Novellus Systems, Inc.*                                  530,366
              4,955  Qlogic Corp*                                             497,048
              2,550  Transwitch Corp.*                                        224,559
              2,508  Triquint Semiconductor Inc                               257,854
             10,403  Vitesse Semiconductor Corp.*                             708,054
                                                                        -------------
                                                                            2,822,344
                                                                        -------------

Food & Beverages (2.03%)
              2,676  Bob Evans Farms, Inc.                                     34,955
              2,506  Dean Foods Corp.                                          61,397
              3,785  Dole Food Co.                                             66,474
              1,878  Dreyer's Grand Ice Cream, Inc.                            45,072
              6,800  Flowers Industries, Inc.                                 103,700
              2,864  Hannaford Brothers Co.                                   207,282
              9,823  Hormel Foods Corp.                                       149,801
              7,224  IBP, Inc.                                                119,196
              1,270  International Multifoods Corp.                            16,272
              4,754  Interstate Bakeries                                       60,614
              1,966  J.M. Smucker Co. Class A                                  31,456
              2,031  Lance, Inc.                                               21,579
              4,799  McCormick & Co., Inc.                                    149,669
              2,115  Suiza Foods*                                              82,353
             15,563  Tyson Foods, Inc.                                        162,439
              6,882  U.S. Foodservice*                                        178,932
              3,408  Universal Foods Corp.                                     56,019
                                                                        -------------
                                                                            1,547,210
                                                                        -------------

Health Care Products (Distribution) (0.35%)
              9,098  Bergen Brunswig Corp. Class A                             45,490
              7,034  Sybron Corp.*                                            218,933
                                                                        -------------
                                                                              264,423
                                                                        -------------

Health Care Services (1.62%)
              3,528  Apria Healthcare*                                         49,172
              6,948  Beverly Enterprises*                                      23,450
              2,611  Express Scripts*                                          93,343
              3,326  First Health Group Inc.*                                 101,235
              8,287  Foundation Health Systems-Class A                         83,388
             17,174  Health Management Associates
                     Class A*                                                 273,711
              3,663  Lincare Holdings Inc.*                                   111,722
              6,189  Omnicare, Inc.                                            93,995
              5,526  Oxford Health Plan*                                      104,994
              2,954  Pacificare Health System                                 151,946
              4,790  Quorum Health Group, Inc.*                                50,894
              2,662  Trigon Health*                                            95,666
                                                                        -------------
                                                                            1,233,516
                                                                        -------------

Leisure Time (Products)(0.27%)
              5,157  Callaway Golf Co.                                         85,735
              5,083  International Game Technology                            123,898
                                                                        -------------
                                                                              209,633
                                                                        -------------

Leisure Time (Services) (1.07%)
              3,601  Intl Speedway Corp. Class A                              154,843
              6,141  Mandalay Resort Group*                                   115,911
             20,667  Park Place Entertainment*                                264,796
              5,304  Premier Parks, Inc.                                      114,368
              6,438  Viad Corp.                                               163,364
                                                                        -------------
                                                                              813,282
                                                                        -------------

Manufacturing (Diversified Industries) (1.00%)
              4,795  American Standard Cos., Inc.*                            196,595
              2,181  Ametek Inc.                                               44,847
              3,587  Burlington Industries*                                    15,693
              2,042  Carlisle Co., Inc.                                        84,105
              3,183  Everest Re Group Ltd                                      93,103
              3,346  Furniture Brands Intl.                                    62,528
              2,721  Harsco Corp.                                              80,780
              3,266  Pentair, Inc.                                            124,924
              1,353  Tecumseh Products Co. Class A                             62,830
                                                                        -------------
                                                                              765,405
                                                                        -------------

Manufacturing (Specialized Industries) (1.96%)
              4,036  AGCO Corp.                                                47,928
              2,061  Albany International Corp.                                31,301
             13,055  American Power Conversion Corp.*                         461,005
              3,579  Dentsply International                                   104,015
              4,674  Diebold, Inc.                                            134,962
              3,120  Donaldson Co., Inc.                                       72,540
              3,125  Federal Signal Corp.                                      63,477
              2,530  Flowserve Corp.                                           35,736
              2,471  Imation Corp.                                             69,342
              2,087  Kaydon Corp.                                              48,784
              2,046  Kennametal, Inc.                                          58,822
              2,001  Modine Manufacturing Co.                                  44,147
              1,116  Nordson Corp.                                             49,871
              4,575  Steris Corp.*                                             41,175
              1,897  Stewart & Stevenson Services, Inc.                        22,883
              2,574  Teleflex Inc.                                             88,964
              2,675  Trinity Industries, Inc.                                  59,519
              2,642  York International Corp.                                  63,738
                                                                        -------------
                                                                            1,498,209
                                                                        -------------

Medical Products & Supplies (1.48%)
              1,811  Acuson Corp.*                                             22,298
              1,969  Beckman Coulter, Inc.                                    127,616
              4,438  Hillenbrand Industries, Inc.                             133,695
              2,109  Minimed, Inc.                                            259,275
              4,808  PSS World Medical*                                        41,319
              6,574  Stryker Corp.                                            472,506
              4,360  VISX Inc.*                                                68,942
                                                                        -------------
                                                                            1,125,651
                                                                        -------------

Metals (Specialty) (0.06%)
              1,487  Carpenter Technology Corp.                                29,833
                475  Maxxam Inc.*                                              12,825
                                                                        -------------
                                                                               42,658
                                                                        -------------

Miscellaneous (2.51%)
              3,926  A.C. Nielson                                              90,543
              6,570  American Water Works Co., Inc.                           149,057
              5,237  Apollo Group, Inc. Class A*                              151,873
              9,486  Clayton Homes Inc.                                        90,117
                749  Cleveland-Cliffs Iron Co.                                 18,397
              4,707  Devry, Inc.                                              112,085
              2,363  Gtech Holdings Corp.*                                     49,032
              4,687  Harris Corp.                                             151,449
              2,433  Kelly Services, Inc. Class A                              57,328
              2,713  Lancaster Colony Corp.                                    71,216
              3,089  Litton Industries, Inc.*                                 134,178
              5,142  Manpower Inc.                                            181,577
              3,157  Mark IV Industries, Inc.                                  66,889
              1,434  Minerals Technologies, Inc.                               66,322
              4,110  Mohawk Industries, Inc.*                                 101,979
              3,454  Pittston Services Group                                   56,559
              3,148  Ruddick Corp.                                             36,005
              3,985  Sotheby's Holdings Class A                                66,002
              7,362  Stewart Enterprises, Inc. Class A                         35,430
              3,600  Valassis Communications Inc                              122,625
              9,569  Whitman Corp.                                            109,445
                                                                        -------------
                                                                            1,918,108
                                                                        -------------

Office Equipment & Supplies (0.62%)
              5,425  Herman Miller, Inc.                                      148,509
              4,091  Hon Industries, Inc.                                     102,019
              7,683  Officemax Inc.*                                           43,217
              5,236  Reynolds & Reynolds Class A                              124,355
              1,888  The Standard Register Co.                                 24,662
              2,841  Wallace Computer Services, Inc.                           31,073
                                                                        -------------
                                                                              473,835
                                                                        -------------

Oil & Gas (1.83%)
              3,858  AGL Resources Inc.                                        67,515
              1,947  Hanover Compressor Co.                                   113,413
              9,074  Keyspan Energy Corp.                                     266,549
              3,049  Murphy Oil Corp.                                         179,891
              3,867  Noble Affiliates, Inc.                                   139,454
              5,286  Pennzoil-Quaker State Co.                                 57,816
              6,799  Pioneer Natural Resources                                 70,115
             12,501  Santa Fe Snyder Corp.                                    114,853
              5,874  Ultramar Diamond Shamrock                                145,382
              3,779  Valero Energy                                            109,591
              4,425  Varco International, Inc.                                 55,312
              3,909  Vectren Corporation                                       78,669
                                                                        -------------
                                                                            1,398,560
                                                                        -------------

Oil & Gas Drilling (3.92%)
              4,803  BJ Services Co.*                                         337,411
              5,816  Devon Energy Corporation                                 280,259
              9,308  ENSCO International, Inc.                                308,909
             11,823  Global Marine, Inc.*                                     283,752
              7,327  Grant Prideco Inc*                                       141,045
              3,355  Helmerich & Payne, Inc.                                  105,053
              9,407  Nabors Industries, Inc.                                  370,989
              8,910  Noble Drilling Corp.*                                    355,843
             11,312  Ocean Energy *                                           146,349
              3,316  Smith International, Inc.                                252,016
              3,770  Tidewater, Inc.                                          112,158
              7,327  Weatherford, Inc.                                        297,659
                                                                        -------------
                                                                            2,991,443
                                                                        -------------

Paper/Forest Products/Containers (1.23%)
              3,502  Bowater, Inc.                                            192,610
              1,187  Chesapeake Corp. of Virginia                              37,094
              6,152  Consolidated Papers                                      233,007
              5,617  Georgia-Pacific Timber Co.                               130,244
              3,503  Longview Fiber Co.                                        44,663
              2,862  P.H. Glatfelter Co.                                       30,766
              1,862  Rayonier Inc.                                             87,398
              6,912  Sonoco Products                                          144,288
              3,485  Wausau-Mosinee Paper Corp.                                42,256
                                                                        -------------
                                                                              942,326
                                                                        -------------

Pharmaceuticals (3.77%)
              3,049  Carter-Wallace, Inc.                                      67,840
              3,957  Covance Inc.                                              36,355
              5,665  Forest Laboratories, Inc.*                               476,214
              5,312  ICN Pharmaceuticals, Inc.                                133,796
             10,729  IVAX Corp.                                               293,706
              4,570  MedImmune Inc.*                                          730,914
              6,018  Millennium Pharmaceuticals*                              477,679
              8,760  Mylan Laboratories, Inc.                                 248,565
              4,492  Sepracor Inc.*                                           413,264
                                                                        -------------
                                                                            2,878,333
                                                                        -------------

Publishing (Books) (0.18%)
              2,108  Houghton Mifflin Co.                                      87,614
              1,121  Scholastic Corp.*                                         52,337
                                                                        -------------
                                                                              139,951
                                                                        -------------

Publishing (Newspapers) (1.09%)
              8,029  A. H. Belo Corp. Class A                                 133,984
              3,010  Lee Enterprises, Inc.                                     68,289
              1,803  Media General, Inc. Class A                               88,685
              7,217  Reader's Digest Assn.                                    230,944
                636  Washington Post Co. Class B                              310,368
                                                                        -------------
                                                                              832,270
                                                                        -------------

Restaurants (1.11%)
              4,435  Brinker International, Inc.*                             141,366
              2,851  Buffets Inc.*                                             27,975
              3,974  CBRL Group                                                55,139
              2,243  Lone Star Steakhouse & Saloon*                            26,495
              5,084  Outback Steakhouse*                                      166,501
              2,064  Papa John's Pizza*                                        56,760
             12,350  Starbucks Corp.*                                         373,395
                                                                        -------------
                                                                              847,631
                                                                        -------------

Retail Stores (General Merchandise) (1.21%)
              4,993  BJ's Wholesale Club                                      176,939
              4,204  Dollar Tree Stores                                       243,306
             11,719  Family Dollar Stores, Inc.                               223,393
              2,572  Fastenal Co.                                             150,301
              3,797  Williams-Sonoma, Inc.                                    131,471
                                                                        -------------
                                                                              925,410
                                                                        -------------

Retail Stores (Specialty) (1.94%)
              4,705  Barnes & Noble Inc.*                                      87,043
              5,294  Borders Group, Inc.*                                      84,042
              2,929  Cdw Computer Centers Inc                                 304,616
              3,469  Claire's Stores, Inc.                                     63,960
              2,044  Lands' End, Inc.*                                         86,487
              2,106  Payless Shoesource Inc.                                  116,093
              4,972  Perrigo Co.*                                              28,278
              9,816  Saks Holding*                                            112,270
              9,069  Shaw Industries, Inc.                                    143,404
              1,807  Superior Industries International, Inc.                   58,163
              4,889  Tiffany & Co.                                            355,369
              3,771  Warnaco Group                                             40,067
                                                                        -------------
                                                                            1,479,792
                                                                        -------------

Retail Stores (Specialty - Apparel) (0.45%)
              6,984  Abercrombie & Fitch Co. Class A*                          76,824
              3,163  American Eagle Outfitters                                 53,771
              3,323  Neiman Marcus Group Inc. Class A                          85,567
              6,133  Ross Stores, Inc.                                        127,260
                                                                        -------------
                                                                              343,422
                                                                        -------------

Steel (0.13%)
              6,986  AK Steel Holding Corp.                                    77,283
              1,679  Ryerson Tull Inc.                                         20,778
                                                                        -------------
                                                                               98,061
                                                                        -------------

Telecommunications (2.01%)
              2,390  Antec Corp*                                              128,463
             14,659  Broadwing Inc.                                           415,033
              3,595  Comsat Corp.                                              87,853
              2,225  Polycom*                                                 176,053
              1,435  Powerwave Technologies Inc.*                             298,570
              4,186  Telephone & Data Systems, Inc.                           426,972
                                                                        -------------
                                                                            1,532,944
                                                                        -------------

Textile Specialty (0.44%)
              8,304  Jones Apparel Group, Inc.*                               246,525
              4,013  Unifi, Inc.                                               40,882
              2,300  Wellman, Inc.                                             49,162
                                                                        -------------
                                                                              336,569
                                                                        -------------

Total Industrial                                                           49,737,685
                                                                        -------------

TRANSPORTATION (0.95%)

Railroads (0.22%)
              3,332  GATX Corp.                                               119,119
              3,474  Wisconsin Central
                     Transportation Corp.*                                     50,590
                                                                        -------------
                                                                              169,709
                                                                        -------------

Shipping (0.26%)
              2,923  Alexander & Baldwin, Inc.                                 61,383
              2,235  Newport News Shipbuilding                                 74,593
              2,283  Overseas Shipholding Group Inc.                           59,786
                                                                        -------------
                                                                              195,762
                                                                        -------------

Transportation (Miscellaneous)(0.16%)
              3,297  Airborne Freight Corp.                                    70,679
              1,790  Alaska Air Group, Inc.*                                   51,462
                                                                        -------------
                                                                              122,141
                                                                        -------------

Truckers (0.31%)
              1,669  Arnold Industries, Inc.                                   19,506
              3,279  CNF Transportation Inc.                                   91,607
              2,416  J.B. Hunt Transport Services, Inc.                        39,864
              4,360  Swift Transportation, Co                                  87,472
                                                                        -------------
                                                                              238,449
                                                                        -------------
Total Transportation                                                          726,061
                                                                        -------------

UTILITIES (7.56%)

Electric Utilities (6.66%)
              7,486  Allegheny Energy Inc.                                    227,387
              5,337  Alliant Energy Corp.                                     160,110
              1,447  Black Hills Corp.                                         33,191
              4,263  Calpine Corporation                                      390,064
              1,526  Cleco Corp                                                52,552
              2,199  CMP Group, Inc.                                           63,634
              6,305  Conectiv Inc.                                            111,914
             10,753  DPL, Inc.                                                250,007
              5,105  DQE, Inc.                                                195,266
              9,823  Dynegy Inc                                               642,793
              8,396  Energy East Corp.                                        175,266
              2,184  Hawaiian Electric Industries Inc.                         80,808
              2,550  Idacorp, Inc.                                             94,031
              5,811  Ipalco Enterprises, Inc.                                 118,762
              4,196  Kansas City Power & Light Co.                            107,785
              8,790  LG&E Energy Corp.                                        204,917
              4,980  Minnesota Power & Light Co.                               91,819
              7,470  Montana Power Co.                                        329,147
              8,477  NiSource Inc.                                            156,824
              8,918  Northeast Utilities                                      191,737
              4,077  Nstar                                                    179,643
              5,274  OGE Energy Corp                                          104,491
              8,035  Potomac Electric Power Co.                               188,320
              2,764  Public Service Co. of New Mexico                          49,752
              5,732  Puget Sound Power & Light Co.                            136,135
              7,021  Scana Corp.                                              181,668
              5,315  Sierra Pacific Resources                                  80,389
              8,775  TECO Energy, Inc.                                        191,953
              6,299  Utilicorp United, Inc.                                   121,256
              7,991  Wisconsin Energy Corp.                                   170,808
                                                                        -------------
                                                                            5,082,429
                                                                        -------------

Gas Utilities (0.90%)
              7,630  Kinder Morgan, Inc.                                      231,284
              5,806  MCN Corp.                                                144,787
              2,630  National Fuel & Gas Co.                                  124,761
              5,588  Questar Corp.                                            105,124
              3,150  Washington Gas Light Corp.                                80,719
                                                                        -------------
                                                                              686,675
                                                                        -------------
Total Utilities                                                             5,769,104
                                                                        -------------

FINANCIAL (8.03%)

Banks (4.57%)
              4,337  Associated Banc-Corp.                                    110,865
              3,687  Astoria Financial Corp.                                  101,623
              2,744  CCB Financial Corp.                                      108,560
             14,382  Charter One Financial                                    292,134
              3,078  City National Corp.                                      113,309
              7,705  Compass Bancshares, Inc.                                 142,542
              7,514  Dime Bancorp, Inc.                                       140,888
             13,270  First Security Corp.                                     187,439
              8,838  First Tennessee National Corp.                           167,922
              3,368  First Virginia Banks, Inc.                               122,932
              6,087  Firstmerit Corporation                                    99,675
              7,309  Green Point Financial Corp.                              136,130
             10,867  Hibernia Corp. Class A                                   115,462
              3,302  Keystone Financial, Inc.                                  49,530
              7,220  Marshall & Ilsley Corp.                                  335,279
              4,672  Mercantile Bankshares Corp.                              133,152
              7,337  National Commerce Bancorp                                120,602
             10,050  North Fork Bancorporation, Inc.                          162,684
              5,439  Pacific Century Financial Corp                           111,839
              3,291  Provident Financial Group                                 96,467
             14,865  Sovereign Bancorp, Inc.                                  102,197
              5,623  TCF Financial Corp.                                      131,438
              2,549  Westamerica Bancorporation                                63,884
              2,207  Wilmington Trust Corp.                                   101,798
              5,796  Zions Bancorp.                                           240,534
                                                                        -------------
                                                                            3,488,885
                                                                        -------------

Brokerage (1.14%)
              6,243  A.G. Edwards & Sons, Inc.                                234,893
             18,964  E Trade Group*                                           407,726
              2,103  Investment Technology Group                               78,862
              3,876  Legg Mason, Inc.                                         146,561
                                                                        -------------
                                                                              868,042
                                                                        -------------

Financial Miscellaneous (0.56%)
              4,150  Finova Group, Inc.                                        53,172
              4,991  Nova Corp.*                                              157,840
              3,028  The PMI Group Inc.                                       146,669
              3,070  Webster Financial Corp.                                   65,621
                                                                        -------------
                                                                              423,302
                                                                        -------------

Insurance (1.76%)
              3,678  Allmerica Financial Corporation                          199,072
              4,740  AMBAC, Inc.                                              227,520
              3,959  American Financial Group, Inc.                           100,707
              2,781  Horace Mann Educators Corp.                               40,498
              1,974  HSB Group Inc.                                            57,246
              4,073  Ohio Casualty Corp.                                       67,714
              8,557  Old Republic International Corp.                         121,937
              4,372  Protective Life Corp.                                    104,108
              6,016  Reliastar Financial Corp.                                259,064
              4,904  Unitrin, Inc.                                            165,510
                                                                        -------------
                                                                            1,343,376
                                                                        -------------
Total Financial                                                             6,123,605
                                                                        -------------
Total Common Stock
(cost $55,102,970)                                                         62,356,455
                                                                        -------------

Principal
  Amount
--------------
SHORT-TERM INVESTMENTS (18.22%)
Repurchase Agreement, (11.68%)(b)
         $8,914,000  First Boston
                     5.80%; 5/01/2000 (cost $8,914,000;
                     maturity value $8,918,308)                             8,914,000
United States Treasury Bill (6.54%)(c)
          5,000,000  5.54%; 5/11/2000 (cost $4,992,387)                     4,992,387
Total Short-term Investments
 (cost $10,906,387)                                                        13,906,387
                                                                        -------------

Total Investments (cost $66,009,357)
(99.94%)(a)                                                                76,262,842
Other Assets Less Liabilities (.06%)                                           46,078
                                                                        -------------
Net Assets (100.00%)                                                    $  76,308,920
                                                                        =============

*   Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $66,009,357. At
    April 30, 2000 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                         $16,118,611
    Gross unrealized depreciation                                          (8,865,126)
                                                                        -------------
    Net unrealized appreciation                                            $7,253,485
                                                                        -------------


(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $9,093,449 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At April 30, 2000, the market value of $4,992,387 of the U.S. Treasury
    Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at April 30, 2000:
    (Contracts-$500 times premium/delivery
       month/commitment)
                                                                          Unrealized
                                                                         Appreciation
                                                                        -------------

          S&P 400 MidCap Stock Index:
          59/June/Long                                                    $   240,396
                                                                        -------------

See accompanying notes to financial statements







                                                                                                 Statements of
[RIGHTIME LOGO]                                                                                     Assets and
Rightime                                                                                           Liabilities
Family of Funds                                                                     April 30, 2000 (Unaudtied)
--------------------------------------------------------------------------------------------------------------

                                                                                  The Rightime
                                                                  The Rightime       Social       The Rightime
                                                 The Rightime      Blue Chip       Awareness         MidCap
                                                     Fund            Fund            Fund            Fund
                                                --------------  --------------  --------------  --------------
ASSETS
Investments in securities, at market value
(Identified cost $107,190,314;
$153,944,615; $12,280,257 and
$69,009,357 respectively)
(Note 1)                                          $111,924,405    $255,180,113     $12,085,788     $76,262,842
Cash                                                       131             912             805             125
Receivables:
Dividends and interest                                  64,237         195,851          10,620          51,197
Fund shares sold                                        10,276          57,939             994          29,046
Variation margin                                       318,775              --              --         169,625
Prepaid expenses and other assets                       38,106          65,026           1,812          18,003
                                                --------------  --------------  --------------  --------------

Total Assets                                       112,355,930     255,499,841      12,100,019      76,530,838
                                                --------------  --------------  --------------  --------------

LIABILITIES
Payables:
Variation margin                                            --          99,375              --              --
Fund shares repurchased                                272,260         613,052          30,968         206,849
Accrued expenses                                        50,882          70,729         (22,010)         14,389
Other liabilities                                        2,454           4,127             114             680
                                                --------------  --------------  --------------  --------------

Total Liabilities                                      325,596         787,283           9,072         221,918
                                                --------------  --------------  --------------  --------------

NET ASSETS
(applicable to 3,374,972; 6,534,386; 482,585
and 2,610,984 outstanding shares, respectively)
(Note 4)                                          $112,030,334    $254,712,558     $12,090,947     $76,308,920
                                                 =============  ==============  ==============  ==============

Net asset value and redemption price per share          $33.19          $38.98          $25.05          $29.23
                                                        ======          ======          ======          ======
Maximum offering price per share                        $33.19          $40.92(1)       $26.30(1)       $30.69(1)
                                                        ======          ======          ======          ======

NET ASSETS
At April 30, 2000 net assets consisted of:
Paid-in capital                                   $ 99,334,248    $155,359,563     $14,327,569     $71,382,512
Undistributed net investment income (loss)           3,383,319      (2,468,954)         45,472        (853,365)
Undistributed net realized gain (loss) on
investments                                          5,776,925       1,319,576      (2,087,625)     (1,714,108)
Net unrealized appreciation (depreciation)
of investments                                       4,734,091     101,235,498        (194,469)      7,253,485
Net unrealized appreciation (depreciation)
of futures contracts                                (1,198,250)       (733,125)             --         240,396
                                                --------------  --------------  --------------  --------------
                                                  $112,030,333    $254,712,558     $12,090,947     $76,308,920
                                                ==============  ==============  ==============  ==============


(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.

See accompanying notes to financial statements






[RIGHTIME LOGO]
Rightime                                                                               Statement of Operations
Family of Funds                                            For The Six Months Ended April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------------------
                                                               The Rightime    The Rightime     The Rightime
                                               The Rightime     Blue Chip    Social Awareness      MidCap
                                                  Fund             Fund            Fund             Fund
                                             --------------  --------------  ----------------  --------------
INVESTMENT INCOME
Income
Dividends                                       $ 1,944,932     $ 1,495,538       $    67,593      $  386,636
Interest                                          1,103,253         652,766           149,245         285,867
                                             --------------  --------------  ----------------  --------------
Total income                                      3,048,185       2,148,304           216,838         672,503
                                             --------------  --------------  ----------------  --------------

EXPENSES
Administrative services (Note 2)                    554,131       1,176,938            59,668         324,325
Investment advisory fees (Note 2)                   291,648         692,317            35,099         190,779
Distribution costs - 12b-1 (Notes 2 and 3)          290,942         346,158            17,550          95,390
Distribution costs - service charge
(Notes 2 and 3)                                     142,590         346,158            17,549          95,390
Transfer agent fees (Note 2)                         74,107         164,236             7,901          50,121
Accounting services (Note 2)                         25,137          35,479             8,511          23,119
Legal and audit fees                                 20,610          35,736             3,220          13,441
Custody fees                                         10,680          17,259             2,263           7,169
Reports to shareholders                               9,780          21,906               878           6,452
Registration fees                                     6,360           6,150             3,649           6,302
Directors fees                                        5,910          13,036               527           3,823
Insurance                                             5,520          12,384               507           3,763
Miscellaneous                                        16,614              --                --              --
                                             --------------  --------------  ----------------  --------------
Total expenses                                    1,454,029       2,867,757           157,322         820,074
                                             --------------  --------------  ----------------  --------------
Net investment income (loss)                      1,594,156        (719,453)           59,516        (147,571)
                                             --------------  --------------  ----------------  --------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
Net realized gain (loss)
from security transactions                        7,719,189      25,578,183        (2,091,867)      6,207,743
Capital gain distribution from regulated
investment companies                              2,970,123              --                --              --
Net realized loss on futures contracts           (1,894,548)    (26,381,165)               --      (7,479,853)
Increase (decrease) in unrealized
appreciation of investments                       4,046,968      (8,435,665)         (194,469)      5,108,128
Increase (decrease) in unrealized
appreciation of futures contracts                (1,239,750)      1,384,963                --        (889,854)
                                             --------------  --------------  ----------------  --------------

Net gain (loss) on investments                   11,601,982      (7,853,684)       (2,286,336)      2,946,164
                                             --------------  --------------  ----------------  --------------
Net increase (decrease) in net assets
resulting from operations                       $13,196,138     $(8,573,137)      $(2,226,820)     $2,798,593
                                             ==============  ==============  ================  ==============

See accompanying notes to financial statements




[RIGHTIME LOGO]                                                                                                    Statement of
Rightime                                                                                                  Changes in Net Assets
Family of Funds                                                                                                     (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
                                                                    The Rightime Fund              The Rightime Blue Chip Fund
                                                            --------------------------------   --------------------------------
                                                               For Six                            For Six
                                                             Months Ended         For           Months Ended          For
                                                            April 30, 2000     Year Ended      April 30, 2000     Year Ended
                                                             (Unaudited)    October 31, 1999     (Unaudited)   October 31, 1999
                                                            --------------  ----------------   --------------  ----------------
OPERATIONS
Net investment income (loss)                                $    1,594,156  $      1,049,621    $    (719,453)  $    (1,083,031)
Net realized gain from security transactions                     7,719,189         5,111,253       25,578,183        28,247,104
Capital gain distributions from regulated
investment companies                                             2,970,123         5,135,574               --                --
Net realized gain (loss) on futures contracts                   (1,894,548)        3,965,709      (26,381,165)      (24,684,417)
Net increase (decrease) in unrealized appreciation
of investments                                                   4,046,968        (2,278,785)      (8,435,665)       26,358,312
Net increase (decrease) in unrealized appreciation
of futures contracts                                            (1,239,750)       (1,338,575)       1,384,963        (3,256,238)
                                                            --------------  ----------------   --------------  ----------------
Net increase (decrease) in net assets resulting
from operations                                                 13,196,138        11,644,797       (8,573,137)       25,581,730

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains on investments           (12,890,856)      (14,057,122)        (325,284)      (30,507,902)
Distributions from net investment income                        (2,238,738)       (1,245,762)              --                --

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting from
capital share transactions (Note 4)                              1,333,419         5,689,734      (25,388,474)       22,509,787
                                                            --------------  ----------------   --------------  ----------------
Total increase (decrease)                                         (600,037)        2,031,647      (34,286,895)       17,583,615

NET ASSETS
Beginning of year                                              112,630,370       110,598,723      288,999,453       271,415,783
                                                            --------------  ----------------   --------------  ----------------

End of year *                                                 $112,030,333      $112,630,370     $254,712,558      $288,999,398
                                                            ==============  ================   ==============  ================

* Including undistributed net investment income (loss) of:    $  3,383,319      $  1,057,813     $ (2,468,954)     $         --
                                                            ==============  ================   ==============  ================

-------------------------------------------------------------------------------------------------------------------------------
                                                                        The Rightime
                                                                   Social Awareness Fund           The Rightime MidCap Fund
                                                            --------------------------------   --------------------------------
                                                                For Six                           For Six
                                                              Months Ended          For         Months Ended         For
                                                            April 30, 2000      Year Ended     April 30, 2000     Year Ended
                                                              (Unaudited)    October 31, 1999    (Unaudited)   October 31, 1999
                                                            ---------------  ----------------  --------------  ----------------
OPERATIONS
Net investment income (loss)                                   $     59,516       $   116,747     $  (147,571)     $   (368,490)
Net realized gain (loss)
from security transactions                                       (2,091,867)        1,370,087       6,207,743        17,284,948
Net realized loss on futures contracts                                   --                --      (7,479,853)       (3,950,914)
Net increase (decrease) in unrealized appreciation
of investments                                                     (194,469)         (352,170)      5,108,128        (2,532,166)
Net increase (decrease) in unrealized appreciation
of futures contracts                                                     --                --        (889,854)          578,507
                                                            ---------------  ----------------  --------------  ----------------
Net increase (decrease) in net assets
resulting from operations                                        (2,226,820)        1,134,664       2,798,593        11,011,885

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                                   (1,370,608)       (2,577,096)    (13,555,697)      (12,476,086)
Distributions from net investment income                           (130,846)         (105,288)             --                --

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting from
capital share transactions (Note 4)                                (107,158)        3,584,760       9,815,030        11,222,621
                                                            ---------------  ----------------  --------------  ----------------
Total increase (decrease)                                        (3,835,432)        2,037,040        (942,074)        9,758,420

NET ASSETS
Beginning of year                                                15,926,379        13,889,339      77,250,994        67,492,574
                                                            ---------------  ----------------  --------------  ----------------
End of year *                                                   $12,090,947       $15,926,379     $76,308,920       $77,250,994
                                                            ===============  ================  ==============  ================

* Including undistributed net investment income (loss) of:      $    45,472       $   116,802        (853,365)               --
                                                            ===============  ================  ==============  ================

See accompanying notes to financial statements





[RIGHTIME LOGO]                                                                                       Financial
Rightime                                                                                             Highlights
Family of Funds                                                 (For a Share Outstanding Throughout the Period)
---------------------------------------------------------------------------------------------------------------
                                                                                       Net
                                                                                    Realized
                                                       Net                             and
                                                      Asset           Net          Unrealized
                                                      Value        Investment         Gain            Total
                                                    Beginning        Income        (Loss) on          From
                                                     of Year         (Loss)        Investments     Operations
---------------------------------------------------------------------------------------------------------------
The Rightime Fund
2000 (a)                                             $33.97           $0.47           $3.44          $3.91
1999                                                  35.13            0.33            3.49           3.82
1998                                                  29.95            0.43            5.16           5.59
1997                                                  32.09            0.43           (1.24)         (0.81)
1996                                                  37.55            1.14            2.11           3.25
1995                                                  35.50           (0.10)           7.21           7.11
---------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2000 (a)                                             $40.33          $(0.11)         $(1.19)        $(1.30)
1999                                                  40.98           (0.15)           4.13           3.98
1998                                                  32.27           (0.10)           8.83           8.73
1997                                                  31.88            0.03            0.83           0.86
1996                                                  32.84            0.40            3.52           3.92
1995                                                  33.08            0.35            5.66           6.01
---------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
2000 (a)                                             $32.50           $0.12          $(4.46)        $(4.34)
1999                                                  35.96            0.24            3.19           3.43
1998                                                  29.31            0.27            7.55           7.82
1997                                                  29.09            0.17            1.52           1.69
1996                                                  32.37            0.41            3.88           4.29
1995                                                  26.84            0.08            5.91           5.99
---------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2000 (a)                                             $34.19          $(0.06)          $1.18          $1.12
1999                                                  35.19           (0.16)           5.71           5.55
1998                                                  29.12           (0.16)           7.13           6.97
1997                                                  29.02            0.27            1.33           1.60
1996                                                  32.95            0.49            2.56           3.05
1995                                                  28.44            0.26            5.25           5.51
---------------------------------------------------------------------------------------------------------------

(a) For six months ended April 30, 2000 (Unaudited)
(1) Excludes sales charge



                                          Distributions   Distributions                     Net
                                              from            from                         Asset
                                              Net            Realized                      Value
                                           Investment        Capital         Total          End          Total
                                             Income           Gains      Distributions    of Year        Return
---------------------------------------------------------------------------------------------------------------
The Rightime Fund
2000 (a)                                    $(0.69)       $(3.99)          $(4.68)        $33.20          11.74%
1999                                         (0.41)        (4.57)           (4.98)         33.97          10.61
1998                                         (0.41)         0.00            (0.41)         35.13          18.86
1997                                         (0.42)        (0.91)           (1.33)         29.95          (2.77)
1996                                         (0.77)        (7.94)           (8.71)         32.09           8.96
1995                                         (0.30)        (4.76)           (5.06)         37.55          23.38
---------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2000 (a)                                     $0.00        $(0.05)          $(0.05)        $38.98         (3.24)%
1999                                          0.00         (4.63)           (4.63)         40.33          9.45
1998                                         (0.02)         0.00            (0.02)         40.98         27.06
1997                                         (0.40)        (0.07)           (0.47)         32.27          2.63
1996                                         (0.28)        (4.60)           (4.88)         31.88         12.26
1995                                         (0.46)        (5.79)           (6.25)         32.84         22.31
---------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
2000 (a)                                    $(0.27)       $(2.84)          $(3.11)        $25.05        (14.40)%
1999                                         (0.27)        (6.62)           (6.89)         32.50          8.39
1998                                         (0.15)        (1.02)           (1.17)         35.96         27.37
1997                                         (0.43)        (1.04)           (1.47)         29.31          5.77
1996                                          0.00         (7.57)           (7.57)         29.09         13.62
1995                                         (0.46)         0.00            (0.46)         32.37         22.70
---------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2000 (a)                                     $0.00        $(6.08)          $(6.08)        $29.23          3.76%
1999                                          0.00         (6.55)           (6.55)         34.19         16.40
1998                                         (0.24)        (0.66)           (0.90)         35.19         24.53
1997                                         (0.54)        (0.96)           (1.50)         29.12          5.55
1996                                         (0.14)        (6.84)           (6.98)         29.02          9.65
1995                                         (0.45)        (0.55)           (1.00)         32.95         20.07
---------------------------------------------------------------------------------------------------------------

(a) For six months ended April 30, 2000 (Unaudited)
(1) Excludes sales charge



April 30, 2000 (Unaudited)
---------------------------------------------------------------------------------------------------------------
                                                                     RATIOS
                              ---------------------------------------------------------------------------------
                               Net Assets At The  Expenses to Average  Net Investment Income (Loss)   Portfolio
                                   End of Year         Net Assets        to Average Net Assets        Turnover
---------------------------------------------------------------------------------------------------------------
The Rightime Fund
2000 (a)                         $112,030,333             2.49%*                 2.73%*                69.52%
1999                              112,630,370             0.03                   0.01                   1.06
1998                              110,598,723             2.53                   1.12                 117.73
1997                              126,001,807             2.45                   1.16                  62.01
1996                              166,490,280             2.45                   3.11                  15.40
1995                              158,966,039             2.47                  (0.27)                  9.45
---------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
2000 (a)                         $254,712,558             2.07%*                (0.52)%*                3.57%
1999                              288,999,453             2.09                  (0.36)                 10.16
1998                              271,415,783             2.15                  (0.25)                  7.97
1997                              254,386,954             2.09                   0.05                  39.27
1996                              277,639,083             2.08                   1.25                   1.30
1995                              249,619,271             2.17                   1.13                  17.52
---------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
2000 (a)                         $12,090,947              2.23%*                 0.84%*               126.16%
1999                              15,926,379              2.21                   0.72                 169.26
1998                              13,889,339              2.35                   0.88                 142.15
1997                              11,467,788              2.35                   0.55                 107.98
1996                               8,694,248              2.42                   1.51                  46.57
1995                               7,378,063              2.75                   0.32                  36.49
---------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
2000 (a)                         $76,308,920              2.14%*                (0.38)%*               10.86%
1999                              77,250,994              2.16                  (0.48)                 50.75
1998                              67,492,574              2.24                  (0.46)                  0.00
1997                              69,295,196              2.15                   0.82                 107.08
1996                              80,303,960              2.19                   1.72                   3.59
1995                              75,086,295              2.19                   0.84                  24.67
---------------------------------------------------------------------------------------------------------------
 *  Annualized
(a) For six months ended April 30, 2000 (Unaudited)

See accompanying notes to financial statements




                                                      April 30, 2000
                                                          (Unaudited)

[RIGHTIME LOGO]                            Notes to Financial Statements
Rightime
Family of Funds


NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime Midcap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well known and established companies ("Blue Chips"). The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The investment objective of the Rightime Social Awareness Fund is to achieve growth of capital and its second objective is current income, consistent with reasonable risk. The Rightime Social Awareness Fund seeks to achieve its objective by investing in securities of companies with prospect for above average capital growth which, in the opinion of the fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the qualitiy of human life.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS

Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk include the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES

No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

SECURITY TRANSACTIONS, INVESTMENT
INCOME AND OTHER

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

In preparing financial statements in conformity with generally accepted accounting principals, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND
OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services. The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                             Advisory  Administration    Distribution
                               Fee          Fee             Costs
                          ----------  ----------------  --------------
The Rightime Fund             .50%         .95%             .75%
The Rightime
Blue Chip Fund                .50%         .85%             .50%
The Rightime
Social Awareness Fund         .50%         .85%             .50%
The Rightime
MidCap Fund                   .50%         .85%             .50%

During the six month period April 30, 1999, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Blue Chip Fund               $190,328
The Rightime Social Awareness Fund        $  9,341
The Rightime MidCap Fund                  $ 59,403

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $310,457 and $99,001 respectively.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or Distributor.

NOTE 3 - DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of
 .25% of the Funds' average daily net assets.


NOTE 4 - CAPITAL SHARES

The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other three Funds. Transactions in capital stock were as follows:

                                                   The Rightime Fund
                                --------------------------------------------------------
                                           2000                          1999
                                ------------------------      --------------------------
                                 Shares         Value           Shares         Value
                                --------    ------------      ----------    ------------
Shares sold                       99,261    $  3,392,082         308,522     $10,706,455
Shares issued in reinvestment
of distributions                 456,479      14,904,043         434,224      15,015,469
                                --------    ------------      ----------    ------------
                                 555,740      18,296,125         742,746      25,721,924
Shares redeemed                 (496,526)    (16,962,706)       (574,853)    (20,032,190)
                                --------    ------------      ----------    ------------
Net increase (decrease)           59,214    $  1,333,419         167,893     $ 5,689,734
                                ========    ============      ==========    ============

                                             The Rightime Blue Chip Fund
                                --------------------------------------------------------
                                          2000                           1999
                                ------------------------    ----------------------------
                                 Shares         Value           Shares         Value
                                --------    ------------      ----------    ------------
Shares sold                      181,013    $  7,295,617         686,258    $ 28,351,854
Shares issued in reinvestment
of distributions                   7,758         323,587         731,907      30,227,759
                                --------  --------------      ----------  --------------
                                 188,771       7,619,204       1,418,165      58,759,613
Shares redeemed                 (820,149)    (33,007,678)       (874,962)    (36,069,826)
                                --------  --------------      ----------  --------------
Net increase (decrease)         (631,378)   $(25,388,474)        543,203    $ 22,509,787
                                ========  ==============      ==========  ==============

                                         The Rightime Social Awareness Fund
                                --------------------------------------------------------
                                           2000                          1999
                                ------------------------      --------------------------
                                 Shares         Value           Shares         Value
                                --------    ------------      ----------    ------------
Shares sold                       12,884    $    369,243          87,966     $ 3,047,159
Shares issued in reinvestment
of distributions                  51,031       1,439,572          73,151       2,527,371
                                --------    ------------      ----------    ------------
                                  63,915       1,808,815         161,117       5,574,530
Shares redeemed                  (71,444)     (1,915,973)        (57,300)     (1,989,770)
                                --------    ------------      ----------    ------------
Net increase (decrease)           (7,529)    $  (107,158)        103,817     $ 3,584,760
                                ========    ============      ==========    ============

                                                 The Rightime MidCapFund
                                --------------------------------------------------------
                                          2000                           1999
                                ------------------------    ----------------------------
                                 Shares         Value           Shares         Value
                                --------    ------------      ----------    ------------
Shares sold                       89,063    $  2,683,445         234,456    $  8,025,990
Shares issued in reinvestment
of distributions                 475,885      13,538,931         376,672      12,456,529
                                --------  --------------      ----------  --------------
                                 564,948      16,222,376         611,128      20,482,519
Shares redeemed                 (213,627)     (6,407,346)       (269,142)     (9,259,898)
                                --------  --------------      ----------  --------------
Net increase (decrease)          351,321    $  9,815,030         341,986    $ 11,222,621
                                ========  ==============      ==========  ==============



NOTE 5 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term investments during the six months ended April 30, 2000 were as follows:

                                        Purchases           Sales
                                   --------------  --------------
The Rightime Fund                      $94,945,488     $50,022,932
The Rightime Blue Chip Fund            $ 8,996,398     $58,800,091
The Rightime Social
Awareness Fund                         $31,989,635     $17,722,450
The Rightime MidCap Fund               $ 7,241,187     $20,999,000





[RIGHTIME LOGO]
Rightime                                                                          Officers and Directors
Family of Funds                                                               of The Rightime Fund, Inc.
--------------------------------------------------------------------------------------------------------
Name                                                         Principal Occupation
and Address                 Position and Office              during the past five years
--------------------------  -------------------------------  -------------------------------------------
David J. Rights*            Chairman of the Board,           President of Rightime Econometrics, Inc., a
1095 Rydal Road             President, and                   registered investment advisor. Consultant
Rydal, PA 19046             Treasurer                        to and registered representative of Lincoln
                                                             Investment Planning, Inc., a registered
                                                             investment advisor and broker dealer.

Edward S. Forst Sr.*        Director, Vice-President         Chairman of the Board,
The Forst Pavilion          and Secretary                    Lincoln Investment Planning
218 Glenside Avenue                                          Inc., a registered investment advisor
Wyncote, PA 19095                                            and broker dealer.

Francis X. Barrett          Director                         Vice Chairman of the Board and
Reading, PA 19805                                            Member of the Finance, Investment and
                                                             Executive Committee, Sacred Heart Hospital,
                                                             Formerly, Executive Director, National Catholic
                                                             Education Association, Pastor Emeritus,
                                                             Church of Holy Guardian Angels, Reading, PA.

Dr. Winifred L. Tillery     Director                         Education Consultant,
Mt. Laurel, NJ 08054                                         Former Superintendent of Schools,
                                                             Camden County, New Jersey.

Dr. Carol A. Wacker         Director                         Former Assistant Superintendent for Senior
Encinitas, CA 92024                                          High Schools, the Philadelphia School
                                                             District.

----------------------------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").



The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
123 S. Broad Street
Philadelphia, PA 19109

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Greenberg Travrig
2050 One Commerce Square
Philadelphia, PA 19103

                                              Printed on recycled paper



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[RIGHTIME LOGO]
RIGHTIME
FAMILY OF FUNDS

218 Glenside Ave.
Wyncote, PA 19095-1594


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